OPERATING LEASES - Minimum Contractual Future Revenues to be Received (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024 (1)	$ 2,907
Total minimum contractual future revenues	$ 2,907